Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,314.40
Total Offset Amount	0.00
Net Fee	3,314.40
Narrative - Max Aggregate Offering Price	$ 24,000,000.00
Final Prospectus	true